GOODWILL (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Goodwill [Line Items]
Goodwill impairment loss	$ 879,000	[1]	$ 3,093,000	[1]	$ 672,000
Accumulated impairment loss	6,424,000		5,545,000		2,452,000
Certain Reporting Units [Member]
Goodwill [Line Items]
Goodwill impairment loss	900,000		3,100,000
Term used for projected net cash flows	3 years
Discount rate	16.90%
Growth rate	0.00%
Certain Reporting Unit One [Member]
Goodwill [Line Items]
Goodwill impairment loss			$ 3,100,000
Term used for projected net cash flows			3 years
Discount rate			17.50%
Growth rate			0.00%

[1]	During 2014, 2013 and 2012, the Company recorded an amount of US$ 879,000 US$ 3,093,000 and US$ 672,000, respectively, as impairment with respect to goodwill.